Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Supplemental Cash Flow Information

	For the year ended December 31,
	2023	2022	2021
	$	$	$
Interest received on cash deposits	1,373	-	-
Interest paid	278	462	293